INVENTORIES, NET	12 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories consisted of the following:

	As of	As of
	June 30, 2022	June 30, 2021

Raw materials	$117,093	$218,090
Work in process	876,021	1,082,350
Finished goods	2,523,455	3,054,909
	3,516,569	4,355,349
Less: inventory allowance	(146,684)	(152,186)
Inventory, net	$3,369,885	$4,203,163

Inventory includes raw materials, work in progress and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

For the years ended June 30, 2022, 2021 and 2020, the Company recorded inventory markdown of $Nil, $117,703 and $1,165,044, respectively.

During the year ended June 30, 2021, for certain obsolete, slow-moving and damaged fabric and leather raw materials and metal components or parts used in the manufacturing of the Company’s pet leash and other pet products, the Company disposed approximately $1.2 million obsolete and damaged inventory. As a result, inventory reserve has been written down from $1,158,551 as of June 30, 2020 to $152,186 as of June 30, 2021.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS